Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Annual Operating Lease Obligations	Minimum future annual operating lease obligations are as follows as of December 31, 2014:

2015	$77,117

Total	$77,117